Putnam
Convertible
Income-Growth
Trust

[Graphic Omitted: Artwork]

ANNUAL REPORT
October 31, 1995

[Logo: BOSTON * LONDON * TOKYO]

Fund highlights

* Putnam Convertible's diversified, value-oriented approach has continued to show its merits in 1995. . . . year-to-date returns are superior to those of more than 70% of its rivals.

            -- Morningstar Mutual Funds analysis, September 15, 1995

* Even more than in the straight bond or stock markets, small investors are better off betting on the convertibles and preferred markets through mutual funds that offer the benefits of diversification and the research capability to track these markets.

                                     -- Fortune, September 18, 1995

      CONTENTS

 4    Report from Putnam Management
 8    Fund performance summary
12    Portfolio holdings
23    Financial statements

From the Chairman

[Graphic Omitted: photo of George Putnam]

(C) Karsh, Ottawa

Dear Shareholder:

Everyone loves a bargain, and Putnam Convertible Income-Growth Trust's managers are no exception. In the opening months of fiscal 1995, as the year-long declines in the stock and bond markets ground slowly to a halt, fund managers Hugh Mullin and Charles Pohl positioned your fund more aggressively by purchasing a variety of attractively priced convertibles. The fund benefited handsomely as a result, as the subsequent sharp rally in the financial markets boosted the value of their acquisitions.

Hugh and Charlie also took profits in holdings of companies in certain industries they believed would be hit hardest by the slowing economy and diverted funds to issues with what they considered better prospects in the emerging economic environment.

All in all, as they explain in greater detail in the report that follows, they were pleased with the fund's results in fiscal 1995 and believe the prevailing moderate economic growth and benign inflation provide a favorable backdrop for convertible investing in fiscal 1996.

Respectfully yours,

/s/George Putnam
----------------
George Putnam
Chairman of the Trustees
December 20, 1995

Report from the Fund Managers
Hugh H. Mullin, lead manager
Charles G. Pohl

So far in calendar 1995, investors have witnessed one of the strongest equity markets in recent memory, fueled by declining interest rates and relatively strong corporate profitability. Your fund took full advantage of the market's good fortunes, recording a total return for class A shares of 14.38% at net asset value for the fiscal year ended October 31, 1995. Although these results lag the 15.51% return of the Merrill Lynch All-Convertible Index for the period, the fund handily outperformed the 12.00% average total return of the 35 convertible funds tracked by Lipper Analytical Services, Inc. We attribute this solid performance to the fund's hallmark combination of sound fundamental analysis and superior sector and security selection.

* FUND CAPITALIZES ON LAST YEAR'S BUYING OPPORTUNITY

The market downturn of late calendar 1994 offered us an ideal opportunity to add a number of new securities to the portfolio at bargain prices. We targeted our purchases toward smaller company names that we believed were most undervalued by the marketplace. This approach allowed us to increase the fund's exposure to both small-capitalization growth companies, whose prices are sensitive to stock market performance, and high-yield convertibles, whose values respond more to movements in interest rates and the bond market.

These newly acquired holdings proved their value as the domestic financial markets rebounded dramatically throughout calendar 1995. Prices of convertibles rose as both the stock and bond characteristics of these hybrid securities responded favorably to moderating inflation and lower interest rates.

During the first five months of this year, convertibles issued by large-capitalization companies were the strongest performers, their prices rising in tandem with advancing blue chip stocks. Nevertheless, our valuation strategy began to bear fruit over the second half of the year as small-capitalization convertibles began to outperform their larger-cap brethren.

* PROFITS FUNNELED INTO NONDURABLES

Your fund's allocation to various sectors of the convertible market is the net result of detailed analysis of individual companies and their securities. Following this "bottom-up" formula, we took profits on the fund's holdings in the metals and mining, paper, and chemical industries as these holdings reached full valuation early in the fund's fiscal year. However, we also maintained exposure to a variety of other industries that remained attractively priced, including select situations in the aerospace, building, and transportation industries.

The fund benefited from exposure to several of 1995's "hot" market sectors early in the game. We were able to capture exceptional gains as securities in the energy and technology sectors outperformed during the first quarter of calendar 1995. In addition, we realized significant profits in several airline and railroad holdings following the transportation sector's big run.

Proceeds from these sales were shifted primarily into consumer-oriented nondurable industries and financial services such as banks, insurance companies, and savings and loan institutions. Securities in these sectors, along with those in the technology industry, proved to be the best performing holdings in the fund over the 12 months ended October 31, 1995.

[Graphic Omitted: horizontal bar chart TOP INDUSTRY SECTORS* showing:
    Oil & gas              8.8%
    Banks                  7.5%
    Insurance & finance    7.2%
    Consumer service       6.4%
    Retail                 5.5%
Footnote reads:
(bullet)Based on net assets on 10/31/95.]

TOP 10 HOLDINGS (10/31/95)*
Federated Department Stores
Retail store chains
Banco Nacional De Mexico SA
Foreign governmental bond
Cellular Communications, Inc.
Cellular telephone services
Rogers Communications
Cable broadcasting
Eastman Kodak Co.
Diversified imaging, chemicals and healthcare products
Unisys Corp.
Computer systems, related products and services
Baker (J.) Inc.
Footwear retailer
ADT Operations Inc.
Home security systems
Sterling Software, Inc.
Computer software
Philip Morris Cos., Inc.
Domestic food processing, alcohol, tobacco
Footnote reads:
These holdings represent 9.76% of the fund's net assets. Portfolio holdings will vary in future.

* CONSUMER-ORIENTED COMPANIES PROVIDE VALUE

Our analysis shows that service sector companies currently offer some of the best values in the present marketplace, allowing the fund to profit from changing consumer trends. One example of such a company is Boston Market (formerly Boston Chicken). Its well-run, rapidly growing restaurant niche business is thriving despite industry difficulties. We first purchased this convertible for your fund at a double-digit yield when the company's stock suffered a decline during the market sell-off of late 1994. Since then, the company's stock price has recovered and the convertibles have appreciated substantially.

Also noteworthy are the convertibles issued by ADT Corp., whose major business is home security systems. The company's earnings are poised to expand in response to a major balance sheet restructuring and a renewed focus on its core business. ADT is an astutely managed, low-cost provider in an industry with very favorable dynamics, and we consider it one of our more promising recent additions to the portfolio.

The stock of Eastman Kodak represents a common equity holding that has performed well for your fund. The positive cultural changes and improved efficiencies achieved under the direction of former Motorola CEO George Fisher have revitalized the company. Moreover, we consider the stock price to be currently undervalued at 13.5 times estimated 1996 earnings, a relatively low multiple in the present market.

Another favorite holding that has performed well over the past year is Occidental Petroleum Corp., an oil company that also runs a large chemical operation. The company's recent strategy of liquidating assets and paying down its debt has resulted in substantially improved free cash flow and a healthier balance sheet. Your fund has benefited from the improved growth prospects of "Oxy Pete" through ownership of both the company's common stock and convertible preferred stock.

* OUTLOOK GUARDEDLY OPTIMISTIC

The prevailing moderate pace of economic growth and benign interest rate environment provide a favorable backdrop for convertible investing. Although the market is currently not as undervalued as it was at the end of calendar 1994, we believe attractive opportunities still exist, particularly in the financial services area and broad consumer sectors.

In recent months, we have experienced a similar pattern to that seen in the sizzling market of late 1993, when aggressively priced new-issue convertibles came to market at a rapid pace. However, this time the corrective action of the market at large has reined in convertible pricing to reasonable levels. The supply of attractive issues is expected to remain firm as growing, small- to medium-sized companies turn to the convertible market to raise capital for expansion. We will monitor these new issues -- as well as the secondary market, of course -
- to identify those with the best combination of attractive pricing and total return potential.

The views expressed here are exclusively those of Putnam Management. They are not meant as investment advice. Although the described holdings were viewed favorably as of 10/31/95, there is no guarantee the fund will continue to hold these securities in the future.

Performance summary

This section provides, at a glance, information about your fund's performance. Total return shows how the value of the fund's shares changed over time, assuming you held the shares through the entire period and reinvested all distributions in the fund.

Performance should always be considered in light of a fund's investment strategy. Putnam Convertible Income-Growth Trust is designed for investors seeking current income and capital appreciation mainly through bonds and preferred stocks convertible into common stock, with capital conservation as a secondary objective.

TOTAL RETURN FOR PERIODS ENDED 10/31/95

                      Class A              Class B             Class M
                     (6/29/72)            (7/15/93)           (3/13/95)
                    NAV       POP        NAV       CDSC       NAV    POP
------------------------------------------------------------------------
1 year             14.38%     7.83%     13.54%     8.54%      --     --
------------------------------------------------------------------------
5 years           132.98    119.58         --        --       --     --
Annual average     18.43     17.04         --        --       --     --
------------------------------------------------------------------------
10 years          193.75    176.85         --        --       --     --
Annual average     11.38     10.72         --        --       --     --
------------------------------------------------------------------------
Life of class         --        --      20.91     17.94    12.99%  9.01%
Annual average        --        --       8.60      7.44       --     --
------------------------------------------------------------------------

COMPARATIVE INDEX RETURNS FOR PERIODS ENDED 10/31/95

                             S&P 500        Lehman Bros. Corporate
                              Index	              Bond Index
------------------------------------------------------------------------
1 year                        26.41%                 18.79%
------------------------------------------------------------------------
5 years                      121.29                  69.50
Annual average                17.22                  11.13
------------------------------------------------------------------------
10 years                     320.70                 176.65
Annual average                15.45                  10.71
------------------------------------------------------------------------
Life of class B               37.45                  17.13
Annual average                14.61                   7.01
------------------------------------------------------------------------
Life of class M               21.28                  12.32
------------------------------------------------------------------------
Performance data represent past results, do not reflect future performance, and will differ for each share class. Fund performance data do not take into account any adjustment for taxes payable on reinvested distributions or for payments under the fund's class A distribution plan prior to its implementation. Investment returns and principal value will fluctuate so that an investor's shares, when sold, may be worth more or less than their original cost. POP assumes 5.75% maximum sales charge for class A shares and 3.50% for class M shares. CDSC for class B shares assumes 5% maximum contingent deferred sales charge.

[Graphic Omitted: worm chart GROWTH OF A $10,000 INVESTMENT)
Y-axis reads (top to bottom) $45,000 to $0 in $5,000 decrements
X-axis reads (left to right) 10/85 to 10/95 in one year increments

A solid black line represents Fund's Class A shares at POP ranging from $9,425 to $27,671

A solid white line represents S&P's 500 Index ranging from $10,000 to $42,070

A solid gray line represents Lehman Bros. Corporate Bond Index ranging from $10,000 to $27,665

             Class A           S&P 500         Lehman Bros.
             -------           -------         ------------
10/85         $9,425           $10,000           $10,000
10/86         11,739            13,319            12,063
10/87         10,917            14,171            12,297
10/88         12,380            16,262            13,927
10/89         14,224            20,548            15,654
10/90         11,883            19,011            16,322
10/91         16,523            25,364            19,196
10/92         19,524            27,887            21,330
10/93         23,769            32,045            24,562
10/94         24,205            33,281            23,290
10/95         27,671            42,070            27,665

Cumulative total return of a $10,000
investment since 10/31/85
S&P Index                     $42,070
Fund's Class A
shares at POP                 $27,671
Lehman Bros. Corporate
Bond Index                    $27,665

Footnote reads:
Past performance is no assurance of future results. A $10,000 investment in the fund's class B shares at inception on 7/15/93 would have been valued at $12,091 on 10/31/95 ($11,794 with a redemption at the end of the period). A $10,000 investment in the fund's class M shares at inception on 3/13/95 would have been valued at $11,299 at net asset value on 10/31/95 ($10,901 at the maximum applicable 3.50% sales charge).

PRICE AND DISTRIBUTION INFORMATION
12 months ended 10/31/95

                            Class A           Class B           Class M
------------------------------------------------------------------------
Distributions:
------------------------------------------------------------------------
No.                               4                 4                 3
------------------------------------------------------------------------
Income                       $0.960            $0.840            $0.699
------------------------------------------------------------------------
Capital gains
------------------------------------------------------------------------
Long-term                     0.868             0.868             0.000
------------------------------------------------------------------------
Short-term                    0.293             0.293             0.000
------------------------------------------------------------------------
Total                         2.121             2.001             0.699
------------------------------------------------------------------------
Share value:                   NAV      POP      NAV      NAV      POP
------------------------------------------------------------------------
10/31/94                     $19.09   $20.25   $19.00       --       --
------------------------------------------------------------------------
3/13/95                          --       --       --   $17.79   $18.44
(inception of class M shares)
------------------------------------------------------------------------
10/31/95                      19.42    20.60    19.30    19.37    20.07
------------------------------------------------------------------------
Current return                  NAV      POP      NAV      NAV      POP
------------------------------------------------------------------------
End of period
------------------------------------------------------------------------
Current dividend rate1         4.94%    4.66%    4.31%    4.77%    4.60%
------------------------------------------------------------------------
Current 30-day SEC yield2      4.77     4.49     3.98     4.24     4.09
------------------------------------------------------------------------
1 Income portion of most recent distribution, annualized and divided by NAV or POP at end of period.
2 Based only on investment income, calculated using SEC guidelines.

TOTAL RETURN FOR PERIODS ENDED 9/30/95
(most recent calendar quarter)

                       Class A           Class B             Class M
                      (6/29/72)         (7/15/93)           (3/13/95)
                    NAV       POP      NAV      CDSC      NAV      POP
------------------------------------------------------------------------
[S]               [C]       [C]       [C]      [C]      [C]       [C]
1 year             16.26%     9.56%   15.54%   10.54%      --        --
------------------------------------------------------------------------
5 years           122.03    109.34       --       --       --
Annual average     17.30     15.92       --       --       --        --
------------------------------------------------------------------------
10 years          206.47    188.82       --       --       --        --
Annual average     11.85     11.19       --       --       --        --
------------------------------------------------------------------------
Life of class         --        --    23.22    20.22    15.03%    10.98%
Annual average        --        --     9.91     8.69       --        --
------------------------------------------------------------------------
Performance data represent past results, do not reflect future performance, and will differ for each share class. Investment returns and principal value will fluctuate so that an investor's shares, when sold, may be worth more or less than their original cost.

TERMS AND DEFINITIONS

Class A shares are generally subject to an initial sales charge.

Class B shares may be subject to a sales charge upon redemption.

Class M shares have a lower initial sales charge and a higher 12b-1 fee than class A shares and no sales charge on redemption.

Net asset value (NAV) is the value of the fund's assets, minus any liabilities, divided by the number of outstanding shares, not including any initial or contingent deferred sales charge.

Public offering price (POP) is the price of a mutual fund share plus the maximum sales charge levied at purchase. POP performance figures assume the maximum 5.75% sales charge for class A shares and 3.50% for class M shares.

Contingent deferred sales charge (CDSC) is a charge applied when class B shares are redeemed and assumes redemption at the end of the fiscal period. Your fund's CDSC declines from a 5% maximum during the first year to 1% during the sixth year. After the sixth year, the CDSC no longer applies.

Standard & Poor's 500 Index is an unmanaged list of large-capitalization common stocks and is frequently used as a general gauge of stock market performance.

Lehman Brothers Corporate Bond Index is an unmanaged list of corporate bonds.

These indexes assume reinvestment of all distributions and do not take into account brokerage commissions or other costs. The fund's portfolio contains securities that do not match those in the indexes. It is not possible to invest directly in an index.

Report of independent accountants
For the Year Ended October 31, 1995

To the Trustees and Shareholders of
Putnam Convertible Income-Growth Trust

We have audited the accompanying statement of assets and liabilities of Putnam Convertible Income-Growth Trust , including the portfolio of investments owned, as of October 31, 1995, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the periods indicated therein. These financial statements and financial highlights are the responsibility of the fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of October 31, 1995, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Putnam Convertible Income-Growth Trust as of October 31, 1995, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the periods indicated therein, in conformity with generally accepted accounting principles.

Coopers & Lybrand L.L.P.
Boston, Massachusetts
December 15, 1995

Portfolio of investments owned
October 31, 1995

CONVERTIBLE BONDS AND NOTES (43.4%)*
PRINCIPAL AMOUNT                                                                                      VALUE


Aerospace and Defense (0.9%)
------------------------------------------------------------------------------------------------------------
$  1,850,000    Diagnostic Retrieval Systems 144A cv. sr. sub. notes, 9s, 2003             $      1,850,000
   3,250,000    Rohr Industries, Inc. cv. sub. deb., 7s, 2012                                     2,730,000
   3,050,000    UNC Inc. cv. sub. deb., 7 1/2s, 2006                                              2,767,875
                                                                                           ----------------
                                                                                                  7,347,875

Automotive (0.7%)
------------------------------------------------------------------------------------------------------------
   4,500,000    Magna International cv. sub. deb., 5s, 2002                                       4,567,500
   1,750,000    Mascotech, Inc. cv. sub. deb., 4 1/2s, 2003                                       1,340,938
                                                                                           ----------------
                                                                                                  5,908,438

Banks (2.0%)
------------------------------------------------------------------------------------------------------------
  11,000,000    Banco Nacional De Mexico SA cv. bonds, 7s, 1999 (Mexico)                          8,580,000
   1,750,000    Banco Nationale Mexico (Bahamas) 144A cv. company
                guaranty, 7s, 1999                                                                1,365,000
   6,500,000    Mitsubishi Bank Ltd. International Finance (Bermuda) cv.
                guaranteed notes, 3s, 2002 (Japan)                                                6,743,750
                                                                                           ----------------
                                                                                                 16,688,750

Basic Industrial Products (1.4%)
------------------------------------------------------------------------------------------------------------
     840,000    Agco Corp. cv. sub. deb., 6 1/2s, 2008                                            2,956,800
   3,700,000    SKF Corp. 144A cv. zero%, 2002 (Sweden)                                           2,812,768
   2,500,000    Thermo Electron Corp. cv. deb., 5s, 2001                                          3,787,500
   1,590,000    Titan Wheel International Inc. cv. sub. deb., 4 3/4s, 2000                        1,955,700
                                                                                           ----------------
                                                                                                 11,512,768

Broadcasting (0.4%)
------------------------------------------------------------------------------------------------------------
   3,100,000    International Cabletel Inc. 144A cv. sub. deb., 7 1/4s, 2005                      3,534,000

Building and Construction (0.6%)
------------------------------------------------------------------------------------------------------------
   3,000,000    Empresas Ica Sociedad ADS cv. sub. deb., 5s, 2004 (Mexico)                        1,605,000
   1,500,000    Falcon Homes cv. sub. deb., 7 1/4s, 1999                                          1,275,000
   1,805,000    U.S. Home Corp. cv. deb., 4 7/8s, 2005                                            1,624,500
                                                                                      ----------------------
                                                                                                  4,504,500

Business Equipment and Services (2.3%)
------------------------------------------------------------------------------------------------------------
   5,250,000    Conner Peripherals Inc. cv. sub. deb., 6 1/2s, 2002                               5,085,938
   1,550,000    Danka Business Systems 144A cv. sub. notes, 6 3/4s, 2002
                (United Kingdom)                                                                  2,046,000
   6,000,000    Maxtor Corp. cv. sub. deb., 5 3/4s, 2012                                          4,110,000
   9,600,000    Unisys Corp. cv. sub. notes, 8 1/4s, 2000                                         7,920,000
                                                                                      ----------------------
                                                                                                 19,161,938

CONVERTIBLE BONDS AND NOTES
PRINCIPAL AMOUNT                                                                                      VALUE

Computer Services & Software (0.8%)
------------------------------------------------------------------------------------------------------------
$  4,200,000    Sterling Software, Inc. cv. sub. deb., 5 3/4s, 2003                   $           6,903,750

Computers (0.2%)
------------------------------------------------------------------------------------------------------------
   1,165,000    EMC Corp. cv. sub. notes, 4 1/4s, 2001                                            1,170,825

Conglomerates (0.8%)
------------------------------------------------------------------------------------------------------------
   2,000,000    Alfa S.A. 144A cv. sub notes, 8s, 2000                                            1,915,000
   1,200,000    Dart & Kraft Inc. 144A cv. unsub. deb., 7 3/4s, 1998                              2,748,000
   1,500,000    Samsung Heavy Industries cv. deb.,  1/2s, 2009                                    1,680,000
                                                                                      ----------------------
                                                                                                  6,343,000

Consumer Durable Goods (0.4%)
------------------------------------------------------------------------------------------------------------
   8,000,000    Whirlpool Corp. cv. deb. LYON (Liquid Yield Option Notes),  zero%, 201            3,200,000

Consumer Non Durables (2.1%)
------------------------------------------------------------------------------------------------------------
   2,750,000    Bell Sports Corp. cv. sub. deb., 4 1/4s, 2000                                     2,041,875
  11,500,000    Coleman Worldwide Corp. cv. sr. sec. notes LYON, zero%, 2013                      3,392,500
   1,455,000    Dibrell Brothers, Inc. cv. sub. deb., 7 3/4s, 2006                                1,629,600
   2,000,000    Dixie Yarns, Inc. cv. deb., 7s, 2012                                              1,545,000
   3,050,000    Fieldcrest Cannon, Inc. cv. sub. deb., 6s, 2012                                   2,440,000
     400,000    Interface, Inc. sinking fund cv. deb., 8s, 2013                                     413,000
   8,045,000    Standard Commercial Corp. cv. sub. deb., 7 1/4s, 2007                             5,872,850
                                                                                      ----------------------
                                                                                                 17,334,825

Consumer Services (5.9%)
------------------------------------------------------------------------------------------------------------
  16,000,000    ADT Operations Inc. cv. sub. notes, zero%, 2010                                   7,200,000
  15,100,000    Boston Market Inc. cv. notes LYON, zero%, 2015                                    4,379,000
   1,400,000    CML Group, Inc. cv. jr. sub. deb., 5 1/2s, 2003                                   1,099,000
   6,245,000    CML Group, Inc. 144A cv. jr. sub. deb., 5 1/2s, 2003                              4,808,650
  12,750,000    Comcast Corp. cv. notes, 1 1/8s, 2007                                             6,279,375
   1,500,000    Comcast Corp. cv. sub. deb. stepped-coupon, 3 3/8s, (5 1/2s, 9/9/97),
                2005 (STP)                                                                        1,432,500
  20,150,000    Hollinger, Inc. cv. LYON, zero%, 2013                                             6,120,563
   2,050,000    National Education Corp. cv. sub. deb., 6 1/2s, 2011                              1,445,250
   5,500,000    News America Holdings Inc. LYON, zero%, 2013                                      2,413,125
   7,530,000    Pharmaceutical Marketing Services Inc. 144A cv.
                deb., 6 1/4s, 2003                                                                6,024,000
     280,000    Pharmaceutical Marketing Services Inc. cv. notes, 6 1/4s, 2003                      218,400
   5,200,200    Time-Warner, Inc. cv. deb., 8 3/4s, 2015                                          5,414,708
   2,780,000    WMS Industries, Inc. cv. deb., 5 3/4s, 2002                                       2,512,425
                                                                                      ----------------------
                                                                                                 49,346,996

Electronics and Electrical Equipment (1.8%)
------------------------------------------------------------------------------------------------------------
   3,000,000    Magnetek, Inc. cv. deb., 8s, 2001                                                 2,790,000
   3,115,000    Motorola Inc. cv. sub. deb. LYON, zero%, 2013                                     2,492,000
   4,745,000    Richardson Electronics Ltd. cv. sub. deb., 7 1/4s, 2006                           3,920,556
   2,500,000    Siemens Capital Corp. Guaranty, 8s, 2002                                          3,331,250
   3,285,000    Solectron Corp. cv. sub. LYON, zero%, 2012                                        2,759,400
                                                                                      ----------------------
                                                                                                 15,293,206

CONVERTIBLE BONDS AND NOTES
PRINCIPAL AMOUNT                                                                                      VALUE

Electronic Components and Instruments (0.6%)
------------------------------------------------------------------------------------------------------------
$  1,410,000    Thermo Instrument Systems Inc. cv. deb., 3 3/4s, 2000                 $           2,030,400
   1,700,000    Thermo Optek Corp. 144A cv. bonds, 5s, 2000                                       1,751,000
   1,295,000    Thermo Quest Corp. cv. co. guaranty, 5s, 2000                                     1,346,800
                                                                                      ----------------------
                                                                                                  5,128,200

Environmental Control (1.4%)
------------------------------------------------------------------------------------------------------------
   2,300,000    Enclean, Inc. cv. sub. deb., 7 1/2s, 2001                                         2,400,383
   2,500,000    OHM Corp. cv. sub. deb., 8s, 2006                                                 2,281,250
   1,460,000    U.S. Filter Corp. 144A cv. sub. notes, 6s, 2005                                   1,540,300
   6,378,000    WMX Technologies, Inc. cv. sub. notes, 2s, 2005                                   5,325,630
                                                                                      ----------------------
                                                                                                 11,547,563

Food (0.5%)
------------------------------------------------------------------------------------------------------------
   3,500,000    Chiquita Brands International cv. deb., 7s, 2001                                  3,150,000
   1,000,000    Chiquita Brands International, Inc. 144A cv. sub. deb., 7s, 2001                    900,000
                                                                                      ----------------------
                                                                                                  4,050,000

Food and Beverages (0.5%)
------------------------------------------------------------------------------------------------------------
   4,000,000    Grand Metropolitan PLC cv. unsub. deb., 6 1/2s, 2000
                (United Kingdom)                                                                  4,520,000

Health Care (2.4%)
------------------------------------------------------------------------------------------------------------
   4,600,000    Cabot Medical Corp. cv. deb., 7 1/2s, 1999                                        4,628,750
   2,740,000    Careline, Inc. cv. sr. sub. notes, 8s, 2001                                       2,966,050
   8,205,000    Quantum Health Resources, Inc. cv. sub. deb., 4 3/4s, 2000                        6,379,388
   6,500,000    Theratx Inc. cv. sub. notes, 8s, 2002                                             6,045,000
                                                                                      ----------------------
                                                                                                 20,019,188

Hospital Management and Medical Services (1.2%)
------------------------------------------------------------------------------------------------------------
   4,500,000    Integrated Health Services cv. sr. sub. deb, 5 3/4s, 2001                         4,297,500
   3,270,000    Integrated Health Services, Inc. cv. sub. deb., 6s, 2003                          3,204,600
   3,185,000    Sun Healthcare Group Inc. 144A cv. sub., 6s, 2004                                 2,619,663
                                                                                      ----------------------
                                                                                                 10,121,763

Insurance and Finance (2.7%)
------------------------------------------------------------------------------------------------------------
   3,800,000    Aegon NV 144A cv. deb., 4 3/4s,  2004                                             5,187,000
   5,000,000    NAC Re Corp. cv. deb., 5 1/4s, 2002                                               4,950,000
   5,000,000    Old Republic International Corp. cv. sub. deb., 5 3/4s, 2002                      5,612,500
   1,990,000    Trenwick Group, Inc. cv. deb., 6s, 1999                                           2,116,863
   8,000,000    USF&G Corp. cv. sub. notes, zero %, 2009                                          4,540,000
                                                                                      ----------------------
                                                                                                 22,406,363

Medical Supplies (0.2%)
------------------------------------------------------------------------------------------------------------
   1,250,000    Benson Eyecare Corp. cv. sub. notes, 8s, 2001                                     1,562,500

CONVERTIBLE BONDS AND NOTES
PRINCIPAL AMOUNT                                                                                      VALUE

Metals and Mining (0.8%)
------------------------------------------------------------------------------------------------------------
$  3,379,500    Quanex Corp. cv. sub. deb., 6.88s, 2007                               $           3,100,691
   3,360,000    Teck Corp. cv. sub. deb., 3 3/4s, 2006                                            3,225,600
                                                                                      ----------------------
                                                                                                  6,326,291

Oil and Gas (2.0%)
------------------------------------------------------------------------------------------------------------
   4,000,000    Apache Corp. 144A cv. sub. deb., 6s, 2002                                         4,255,000
   2,900,000    Cross Timbers Oil Co. cv. deb., 5 1/4s, 2003                                      2,486,750
   2,000,000    Pennzoil Co. cv. sub. deb., 6 1/2s, 2003                                          2,320,000
   2,295,000    Pogo Producing Co. sub. notes, 5 1/2s, 2004                                       2,444,175
   2,500,000    Seacor Holdings. cv. sub. deb., 6s, 2003                                          2,575,000
   3,500,000    Wainoco Oil Corp. cv. sub. deb., 7 3/4s, 2014                                     2,887,500
                                                                                      ----------------------
                                                                                                 16,968,425

Oil and Gas Pipelines (0.7%)
-------------   --------------------------------------------------------------------------------------------
   5,000,000    SFP Pipeline Holdings Inc. cv. variable rate exch.
                deb., 11.16s, 2010(PIK)                                                           6,200,000

Pharmaceuticals (1.5%)
-------------   --------------------------------------------------------------------------------------------
   7,115,000    Alza Corp. cv. sub. notes LYON, zero%, 2014                                       2,668,125
  12,630,000    Roche Holdings, Inc. cv. unsub. deb. LYON, zero%, 2010
                (Switzerland)                                                                     5,241,450
   5,425,000    Sandoz Capital  Ltd. 144A cv. company guaranty, 2s, 2002
                (British Virgin Islands)                                                          4,760,438
                                                                                      ----------------------
                                                                                                 12,670,013

REIT's (1.5%)
-------------   --------------------------------------------------------------------------------------------
   1,850,000    Alexander Haagen Properties cv. sub. deb., Ser. A, 7 1/2s, 2001                   1,507,750
   3,080,000    Camden Property Trust cv. sub. deb., 7.33s, 2001                                  2,899,050
   6,400,000    Liberty Property Trust cv. sub. deb., 8s, 2001                                    6,560,000
   2,250,000    Malan Realty Investors cv. sub. notes, 9 1/2s, 2004                               1,878,750
                                                                                      ----------------------
                                                                                                 12,845,550

Restaurants (0.2%)
-------------   --------------------------------------------------------------------------------------------
   2,800,000    Flagstar Corp. cv. jr. sub., 10s, 2014                                            1,788,500

Retail (4.0%)
-------------   --------------------------------------------------------------------------------------------
   9,610,000    Baker (J.) Inc. cv. deb., 7s, 2002                                                7,303,600
  10,650,000    Federated Department Stores cv. deb., 9.72s, 2004                                10,595,992
   3,750,000    Food Lion, Inc.  144A cv. deb., 5s, 2003                                          3,637,500
   3,450,000    Ingles Markets, Inc. cv. sub. deb., 10s, 2008                                     3,506,063
   2,375,000    Lowes Companies Inc. cv. deb., 3s, 2003                                           2,570,938
   3,965,000    Michaels Stores, Inc. cv. sub. notes stepped-coupon, 4 3/4s,
                 (6 3/4s, 1/15/96), 2003(STP)                                                     3,137,306
   4,500,000    Office Depot Inc. cv. notes LYON, zero%, 2008                                     2,964,375
                                                                                      ----------------------
                                                                                                 33,715,774
CONVERTIBLE BONDS AND NOTES
PRINCIPAL AMOUNT                                                                                      VALUE

Telecommunication (2.3%)
------------------------------------------------------------------------------------------------------------
$ 10,500,000    Cellular Communications, Inc. 144A cv. sub. deb. zero % 1999          $           8,662,500
  17,000,000    Rogers Communications cv. deb., 2s, 2005 (Canada)                                 8,606,250
   6,000,000    U S Cellular Corp. cv. notes LYON, zero%, 2015                                    2,130,000
                                                                                      ----------------------
                                                                                                 19,398,750

Transportation (0.6%)
------------------------------------------------------------------------------------------------------------
   3,395,000    Alaska Air Group cv. deb., 6 1/2s, 2005                                           3,199,788
   1,500,000    Hudson General Corp. cv. sub. deb., 7s, 2011                                      1,387,500
                                                                                      ----------------------
                                                                                                  4,587,288
                                                                                      ----------------------
                Total Convertible Bonds and Notes                                    $           362,107,039
                 (cost $345,482,280)





COMMON STOCKS (26.8%)*
NUMBER OF SHARES                                                                                      VALUE

Aerospace and Defense (0.4%)
------------------------------------------------------------------------------------------------------------
      35,000    Lockheed Martin Corp.                                                 $           2,384,375
      20,000    Northrop Grumman Corp.                                                            1,145,000
                                                                                      ----------------------
                                                                                                  3,529,375

Automotive (0.4%)
------------------------------------------------------------------------------------------------------------
      54,535    Chrysler Corp.                                                                    2,815,369
      20,000    General Motors Corp.                                                                875,000
                                                                                      ----------------------
                                                                                                  3,690,369

Banks (2.1%)
------------------------------------------------------------------------------------------------------------
      40,000    BankAmerica Corp.                                                                 2,300,000
      50,000    Comerica, Inc.                                                                    1,681,250
      40,000    CoreStates Financial Corp.                                                        1,455,000
      25,000    First Bank System, Inc.                                                           1,243,750
     110,000    Fleet Financial Group, Inc.                                                       4,262,500
      44,500    Keycorp                                                                           1,501,875
      27,000    Lincoln National Corp.                                                            1,204,875
      60,000    National City Corp.                                                               1,852,500
      80,000    PNC Bank Corp.                                                                    2,100,000
                                                                                      ----------------------
                                                                                                 17,601,750

Basic Industrial Products (0.8%)
------------------------------------------------------------------------------------------------------------
      65,000    Ball Corp.                                                                        1,795,625
      13,000    Deere (John) & Co.                                                                1,161,875
      50,000    General Signal Corp.                                                              1,593,750
      60,000    Harnischfeger Industries, Inc.                                                    1,890,000
                                                                                      ----------------------
                                                                                                  6,441,250

Business Services (0.9%)
------------------------------------------------------------------------------------------------------------
      40,000    Dun & Bradstreet Corp.                                                            2,390,000
      20,000    IBM Corp.                                                                         1,945,000
      25,000    Xerox Corp.                                                                       3,243,750
                                                                                      ----------------------
                                                                                                  7,578,750

COMMON STOCKS
NUMBER OF SHARES                                                                                      VALUE

Chemicals (1.1%)
------------------------------------------------------------------------------------------------------------
      20,000    Dow Chemical Co.                                                      $           1,372,500
      35,000    du Pont (E.I.) de Nemours & Co., Ltd.                                             2,183,125
      20,000    Grace (W.R.) & Co.                                                                1,115,000
      34,175    Lubrizol Corp.                                                                      982,531
      35,000    Union Carbide Corp.                                                               1,325,625
      65,000    Witco Chemical Corp.                                                              1,836,250
                                                                                      ----------------------
                                                                                                  8,815,031

Conglomerates (1.4%)
------------------------------------------------------------------------------------------------------------
      21,000    ITT Corp.                                                                         2,572,500
      25,000    Johnson Controls Inc.                                                             1,456,250
      60,000    Ogden Corp.                                                                       1,365,000
      38,000    TRW, Inc.                                                                         2,498,500
      40,000    Tenneco Inc.                                                                      1,755,000
      25,000    United Technologies Corp.                                                         2,218,750
                                                                                      ----------------------
                                                                                                 11,866,000

Consumer Non Durables (2.1%)
------------------------------------------------------------------------------------------------------------
      50,000    American Brands, Inc.                                                             2,143,750
      40,600    Avon Products, Inc.                                                               2,887,675
      20,000    Clorox Co.                                                                        1,435,000
      34,000    Kimberly-Clark Corp.                                                              2,469,250
      80,000    Philip Morris Cos., Inc.                                                          6,760,000
      80,000    Universal Corp.                                                                   1,680,000
                                                                                      ----------------------
                                                                                                 17,375,675

Electronics and Electrical Equipment (0.7%)
------------------------------------------------------------------------------------------------------------
      40,000    Eaton Corp.                                                                       2,050,000
      25,000    Emerson Electric Co.                                                              1,781,250
      33,000    General Electric Co.                                                              2,087,250
                                                                                      ----------------------
                                                                                                  5,918,500

Environmental Control (0.3%)
------------------------------------------------------------------------------------------------------------
     100,000    WMX Technologies, Inc.                                                            2,812,500


Food and Beverages (1.5%)
------------------------------------------------------------------------------------------------------------
      29,100    Anheuser-Busch Cos., Inc.                                                         1,920,600
      50,000    Brown Forman Corp.                                                                1,906,250
      62,328    ConAgra, Inc.                                                                     2,407,410
      50,000    Heinz (H.J.) Co.                                                                  2,325,000
      80,000    Sara Lee Corp.                                                                    2,350,000
      60,000    Whitman Corporation                                                               1,275,000
                                                                                      ----------------------
                                                                                                 12,184,260

Forest Products (0.3%)
------------------------------------------------------------------------------------------------------------
      25,000    Potlatch Corp.                                                                    1,053,125
      40,000    Weyerhaeuser Co.                                                                  1,765,000
                                                                                      ----------------------
                                                                                                  2,818,125

COMMON STOCKS
NUMBER OF SHARES                                                                                      VALUE

Health Care (0.4%)
------------------------------------------------------------------------------------------------------------
      90,000    Baxter International, Inc.                                            $           3,476,250

Insurance and Finance (2.3%)
------------------------------------------------------------------------------------------------------------
      40,000    AON Corp.                                                                         1,645,000
      40,000    Aetna Life & Casualty Co.                                                         2,815,000
      25,000    American Express Co.                                                              1,015,625
      47,000    Bankers Trust New York Corp.                                                      2,996,250
      45,000    Beneficial Corp.                                                                  2,205,000
      18,000    CIGNA Corp.                                                                       1,784,250
      17,000    Federal National Mortgage Association                                             1,782,875
      52,000    Morgan (J.P.) & Co., Inc.                                                         4,010,500
       8,200    SAFECO Corp.                                                                        526,338
                                                                                      ----------------------
                                                                                                 18,780,838

Metals and Mining (0.6%)
------------------------------------------------------------------------------------------------------------
       8,335    Freeport McMoran, Inc.                                                              311,508
      51,250    Freeport-McMoRan Copper & Gold Co., Inc. Class A                                  1,172,344
     155,106    Freeport-McMoRan Copper & Gold Co., Inc. Class B                                  3,528,662
                                                                                      ----------------------
                                                                                                  5,012,514

Oil and Gas (2.9%)
------------------------------------------------------------------------------------------------------------
      42,857    Amoco Corp.                                                                       2,737,491
      15,000    Atlantic Richfield Co.                                                            1,601,250
      25,000    British Petroleum PLC ADR (United Kingdom)                                        2,206,250
      40,000    Enron Corp.                                                                       1,375,000
      45,000    Exxon Corp.                                                                       3,436,875
     100,000    Occidental Petroleum Corp.                                                        2,150,000
      35,000    Panhandle Eastern Corp.                                                             883,750
      35,000    Phillips Petroleum Co.                                                            1,128,750
      30,000    Questar Corp.                                                                       903,750
      25,000    Royal Dutch Petroleum Co. PLC ADR (Netherlands)                                   3,071,875
      40,000    Sonat, Inc.                                                                       1,150,000
      30,000    Texaco, Inc.                                                                      2,043,750
      50,000    Ultramar Corp.                                                                    1,218,750
                                                                                      ----------------------
                                                                                                 23,907,491

Pharmaceuticals (1.7%)
------------------------------------------------------------------------------------------------------------
      30,000    American Home Products Corp.                                                      2,658,750
      40,000    Bristol-Myers Squibb Co.                                                          3,050,000
      12,000    Lilly (Eli) & Co.                                                                 1,159,500
      35,000    Smithkline Beecham PLC ADR (United Kingdom)                                       1,815,625
      60,000    Upjohn Co.                                                                        3,045,000
      30,000    Warner-Lambert Co.                                                                2,553,750
                                                                                      ----------------------
                                                                                                 14,282,625


Photography (1.3%)
------------------------------------------------------------------------------------------------------------
     131,844    Eastman Kodak Co.                                                                 8,256,731
      50,000    Polaroid Corp.                                                                    2,137,500
                                                                                      ----------------------
                                                                                                 10,394,231

COMMON STOCKS
NUMBER OF SHARES                                                                                      VALUE

Publishing (0.3%)
------------------------------------------------------------------------------------------------------------
      25,000    McGraw-Hill, Inc.                                                     $           2,046,875

Real Estate (0.5%)
------------------------------------------------------------------------------------------------------------
     100,000    LTC Properties, Inc.                                                              1,450,000
      55,000    National Health Investors, Inc.                                                   1,650,000
     100,000    South West Property Trust, Inc.                                                   1,212,500
                                                                                      ----------------------
                                                                                                  4,312,500

Retail (1.5%)
------------------------------------------------------------------------------------------------------------
      27,000    Dayton Hudson Corporation                                                         1,856,250
     200,000    K mart Corp.                                                                      1,625,000
      50,000    May Department Stores Co.                                                         1,962,500
      50,000    Melville Corporation                                                              1,600,000
      40,000    Penney (J.C.) Co., Inc.                                                           1,685,000
      65,000    Rite Aid Corp.                                                                    1,755,000
      50,000    Sears, Roebuck & Co.                                                              1,700,000
                                                                                      ----------------------
                                                                                                 12,183,750

Transportation (0.7%)
------------------------------------------------------------------------------------------------------------
      25,000    Conrail, Inc.                                                                     1,718,750
      15,000    Norfolk Southern Corp.                                                            1,158,750
      80,000    Ryder System, Inc.                                                                1,930,000
      20,000    Union Pacific Corp.                                                               1,307,500
                                                                                      ----------------------
                                                                                                  6,115,000


Utilities (2.6%)
------------------------------------------------------------------------------------------------------------
      25,000    Airtouch Communications, Inc.(NON)                                                  712,500
      38,000    American Telephone & Telegraph Co.                                                2,432,000
      26,900    Bell Atlantic Corp.                                                               1,711,513
      50,000    Central Maine Power Co.                                                             693,750
      35,805    Cinergy Corp.                                                                     1,015,967
      20,000    Houston Industries, Inc.                                                            927,500
      53,000    Northeast Utilities Co.                                                           1,311,750
      50,000    NYNEX Corp.                                                                       2,350,000
      45,000    Public Service Co. of Colorado                                                    1,535,625
      40,000    Public Service Enterprise Group, Inc.                                             1,175,000
      30,000    SBC Communications, Inc.                                                          1,676,250
      60,000    SCE Corp.                                                                         1,020,000
      60,000    Sprint Corp.                                                                      2,310,000
      40,000    Texas Utilities Electric Co.                                                      1,470,000
      35,000    US West, Inc.                                                                     1,666,875
                                                                                      ----------------------
                                                                                                 22,008,730
                                                                                      ----------------------
                Total Common Stocks (cost $192,124,569)                               $         223,152,389

CONVERTIBLE PREFERRED STOCKS (21.8%)*
NUMBER OF SHARES                                                                                      VALUE

Aerospace and Defense (0.4%)
------------------------------------------------------------------------------------------------------------
      70,000    Kaman Corp., $3.25 cv. pfd.                                           $           3,342,500

CONVERTIBLE PREFERRED STOCKS
NUMBER OF SHARES                                                                                      VALUE

Automotive (1.6%)
------------------------------------------------------------------------------------------------------------
      64,875    Federal Mogul Corp., $3.875 cv. pfd.                                  $           3,665,438
      62,500    Ford Motor Co., $4.2 dep. shs. cv. pfd., Ser. A                                   5,875,000
      55,000    General Motor Corp., $3.25 dep. shs. cv. pfd.                                     3,685,000
                                                                                      ----------------------
                                                                                                 13,225,438

Banks (3.4%)
------------------------------------------------------------------------------------------------------------
      17,500    Citicorp, $5.375 cv. pfd., Ser. 13                                                3,110,625
      29,000    First Bank System, Inc., $3.5625 cv. pfd., Ser. 91-A                              2,490,375
      54,500    First Chicago Corp., $2.875 cv. pfd., Ser. B                                      3,515,250
      65,000    National City Corp., $4 cv. pfd.                                                  4,793,750
      19,025    Peoples Bank, $4.25 cv. pfd., Ser. A                                              2,263,975
      40,000    RCSB Financial, Inc., $1.75 cv. pfd.                                              1,410,000
      45,000    Roosevelt Financial Group, $3.25 cv. pfd.                                         2,778,750
      76,200    Southern National Corp., $1.6875 cv. pfd., Ser. A                                 2,914,650
      29,800    Sovereign Bancorp Inc., $3.13 cv. pfd.                                            1,687,425
      78,350    Union Planters Corp., $2 cv. pfd., Ser. E                                         2,977,300
                                                                                      ----------------------
                                                                                                 27,942,100

Building and Construction (0.3%)
------------------------------------------------------------------------------------------------------------
      71,450    Southdown, Inc., $2.875 cv. pfd.                                                  2,715,100

Business Equipment (0.3%)
------------------------------------------------------------------------------------------------------------
      40,000    Storage Technology Corp., $3.25 cv. pfd.                                          2,300,000

Business Equipment and Services (0.3%)
------------------------------------------------------------------------------------------------------------
      32,000    Alco Standard Corp., $5.03 cv. pfd.                                               2,736,000

Conglomerates (0.6%)
------------------------------------------------------------------------------------------------------------
     115,000    Corning, Inc., $3 cv. pfd.                                                        5,175,000

Consumer Non Durables (0.8%)
------------------------------------------------------------------------------------------------------------
      94,475    Fieldcrest Cannon $3 dep. cv. pfd., Ser. A                                        4,345,850
     332,500    RJR Nabisco Holdings $0.6012 sr. cv. pfd., Ser. C                                 2,078,125
                                                                                      ----------------------
                                                                                                  6,423,975

Consumer Services (0.5%)
------------------------------------------------------------------------------------------------------------
      64,500    Service Corp.International $6.25 cv. pfd.                                         4,547,250

Electronics and Electrical Equipment (0.3%)
------------------------------------------------------------------------------------------------------------
     196,500    Westinghouse Electric Corp. 144A, $1.3 cv. pfd., Ser. C                           2,775,563

Energy  Related (0.4%)
------------------------------------------------------------------------------------------------------------
      51,750    Diamond Shamrock, Inc. 144A, $2.5 cv. pfd.                                        2,930,344
       8,000    Maxus Energy Corp., $4 cv. pfd.                                                     348,000
                                                                                      ----------------------
                                                                                                  3,278,344

CONVERTIBLE PREFERRED STOCKS
NUMBER OF SHARES                                                                                      VALUE

Entertainment (0.2%)
------------------------------------------------------------------------------------------------------------
     114,000    Bally Entertainment Corp., $8.5 cv. pfd.                              $           1,268,250

Food (0.7%)
------------------------------------------------------------------------------------------------------------
     120,000    Chiquita Brands International Inc., $5.75 cv. pfd.                                6,030,000

Health Care (0.5%)
------------------------------------------------------------------------------------------------------------
      80,000    Beverly Enterprises Inc., $2.75 cv. pfd.                                          4,080,000


Health Maintenance Organizations (0.4%)
------------------------------------------------------------------------------------------------------------
     145,000    FHP International Corp., $1.25 cv. pfd., Ser. A                                   3,443,750

Insurance and Finance (2.2%)
------------------------------------------------------------------------------------------------------------
      66,800    Allstate Corp., $2.3 cv. pfd.                                                     2,905,800
     109,000    American General Delaware Corp., $3 cv. pfd.                                      5,640,750
      56,825    Penncorp Financial Group Inc., $6.75 cv. pfd.                                     3,423,706
      55,600    St Paul Capital LLC, $3 cv. pfd.                                                  3,002,400
      73,000    USF&G Corp., $4.10 cv. pfd, Ser. A                                                3,650,000
                                                                                      ----------------------
                                                                                                 18,622,656

Metals and Mining (2.2%)
------------------------------------------------------------------------------------------------------------
      30,166    Alumax, Inc., $4 cv. pfd., Ser. A                                                 3,710,418
      64,225    Amax Gold, Inc., $3.75 cv. pfd., Ser. B                                           3,034,631
      18,820    Armco, Inc., $3.625 cv. pfd.                                                        962,173
     200,000    Freeport-McMoRan Copper Co., Inc.,  stepped-coupon $1.25
                ($1.75, 8/1/96) (STP)                                                             4,775,000
      99,900    Pittston Mineral Corp., $6.25 cv. pfd.                                            3,496,500
      60,000    WHX Corp., $3.25 cv. pfd., Ser. A                                                 2,647,500
                                                                                      ----------------------
                                                                                                 18,626,222


Oil and Gas (3.9%)
------------------------------------------------------------------------------------------------------------
      57,500    Ashland, Inc., $3.125 cv. pfd.                                                    3,148,125
     230,681    Atlantic Ritchfield Co., $2.23 cv. pfd.                                           5,161,487
      60,000    Lomak Petroleum, Inc. 144A $4.0625 cv. pfd.                                       1,500,000
      40,085    McDermott International, Inc. 144A, $2.875 cum. cv. pfd., Ser. C                  1,458,092
     116,800    Occidental Petroleum Corp. 144A, $3.875 cv. pfd.                                  6,497,000
      95,000    Parker & Parsley Petro. 144A, $3.125 cv. pfd.                                     4,132,500
      75,520    Santa Fe Energy Resources, Inc., $1.4 cv. pfd.                                    1,368,800
      56,825    Tejas Gas Corp., $2.65 cv. pfd.                                                   2,613,950
      82,000    Unocal Corp. 144A, $3.5 cv. pfd.                                                  4,243,500
      71,000    Western Gas Resources Inc., $2.625 cv. pfd.                                       2,547,125
                                                                                      ----------------------
                                                                                                 32,670,579

Oil Service (0.6%)
------------------------------------------------------------------------------------------------------------
      65,000    Grant Geophysical, Inc., $2.4375 cv. pfd.                                           991,250
      85,500    Noble Drilling Corp., $1.5 cv. pfd.                                               2,126,813
      56,300    Reading & Bates Corp., $1.625 cv. pfd.                                            1,956,425
                                                                                      ----------------------
                                                                                                  5,074,488

CONVERTIBLE PREFERRED STOCKS
NUMBER OF SHARES                                                                                      VALUE

REIT's (1.4%)
------------------------------------------------------------------------------------------------------------
      63,500    Oasis Residential, Inc., $2.25 cv. pfd., Ser. A                       $           1,603,375
     195,000    Security Capital Pacific Trust, $1.75 cv. pfd., Ser. A                            4,631,250
      67,950    Rouse Co., $3.25 cv. pfd., Ser. A                                                 3,660,806
      74,490    Tanger Factory Outlet Centers, $1.575 cv. pfd.                                    1,564,290
                                                                                      ----------------------
                                                                                                 11,459,721

Transportation (0.5%)
------------------------------------------------------------------------------------------------------------
      31,500    Burlington Northern Santa Fe, $3.125 cv. pfd., Ser. A                             2,803,500
      20,000    Sea Containers Ltd., $4 cv. pfd.                                                    962,500
                                                                                      ----------------------
                                                                                                  3,766,000

Utilities (0.3%)
------------------------------------------------------------------------------------------------------------
      45,000    Philippine Long Distance Telephone Co., $7 cv. pfd., Ser. III                     2,385,000


                Total Convertible Preferred Stock (cost $178,855,604)                           181,887,936


SHORT-TERM INVESTMENTS (6.7%)*
PRINCIPAL AMOUNT                                                                                      VALUE
------------------------------------------------------------------------------------------------------------
$ 10,000,000    Federal Home Loan Bank 5.6s, January 22, 1996                                    $9,873,356
  43,373,000    Interest in $357,916,000 joint repurchase agreement
                dated October 31, 1995 with Lehman Brothers Inc., due
                November 1, 1995  with respect to various U.S. Treasury
                obligations - maturity value of $43,380,060 for an effective
                yield of 5.86%.                                                                  43,380,060
   3,000,000    Penney (J.C.) Funding Corp. 5.74s, November 16, 1995                              2,992,825
                                                                                      ----------------------
                Total Short-Term Investments  (cost $56,246,241)                      $           56,246,241
                                                                                      ----------------------


                Total Investments (cost $772,708,694)***                              $          823,393,605
------------------------------------------------------------------------------------------------------------

(a) Percentages indicated are based on net assets of $833,707,949.

(NON) Non-income producing security.

(STP) The interest rate shown parenthetically represents the next interest rate to be paid and the date the fund will begin accruing this rate.

(PIK) Interest may be received in cash or additional securities at the discretion of the issuer.

(b) The aggregate identified cost for federal income tax purposes is $772,653,805, resulting in gross unrealized appreciation and depreciation of $82,864,062 and $32,124,262 respectively, or net unrealized appreciation of $50,739,800.

ADR or ADS after the name of a foreign holding stands for American Depository Receipt and
American Depository Shares, respectively, representing foreign securities on deposit with a domestic custodian bank.

144A after the name of a security represents those exempt from registration under Rule 144A of the
Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

The accompanying notes are an integral part of these financial statements.




Putnam Convertible Income-Growth Trust
Statement of assets and liabilities
October 31, 1995
Assets
--------------------------------------------------------------------------------------------------------
Investments in securities, at value  (identified cost $772,708,694)  (Note 1)        $       823,393,605
--------------------------------------------------------------------------------------------------------
Cash                                                                                             302,239
--------------------------------------------------------------------------------------------------------
Dividends, interest and other receivables                                                      6,689,450
--------------------------------------------------------------------------------------------------------
Receivable for securities sold                                                                25,221,879
--------------------------------------------------------------------------------------------------------
Receivable for shares of the fund sold                                                           847,944
--------------------------------------------------------------------------------------------------------
Total assets                                                                                 856,455,117

Liabilities
--------------------------------------------------------------------------------------------------------
Payable for shares of the fund repurchased                                                     1,057,461
--------------------------------------------------------------------------------------------------------
Payable for securities purchased                                                              19,901,932
--------------------------------------------------------------------------------------------------------
Payable for compensation of Manager (Note 2)                                                   1,296,500
--------------------------------------------------------------------------------------------------------
Payable for administrative services (Note 2)                                                       1,263
--------------------------------------------------------------------------------------------------------
Payable for compensation of Trustees (Note 2)                                                        553
--------------------------------------------------------------------------------------------------------
Payable for investor servicing and custodian fees (Note 2)                                       182,603
--------------------------------------------------------------------------------------------------------
Payable for distribution fees (Note 2)                                                           228,641
--------------------------------------------------------------------------------------------------------
Other accrued expenses                                                                            78,215
--------------------------------------------------------------------------------------------------------
Total liabilities                                                                             22,747,168
--------------------------------------------------------------------------------------------------------
Net assets                                                                                 $ 833,707,949

Represented by
--------------------------------------------------------------------------------------------------------
Paid-in-capital (Notes 1 and 4)                                                            $ 741,406,643
--------------------------------------------------------------------------------------------------------
Undistributed net investment income (Note 1)                                                 109,501,119
--------------------------------------------------------------------------------------------------------
Accumulated net realized gain on investments (Notes 1 and 3)                                  30,666,277
--------------------------------------------------------------------------------------------------------
Net unrealized appreciation of investments                                                    50,684,910
--------------------------------------------------------------------------------------------------------
Total -- Representing net assets applicable to capital shares outstanding                  $ 932,258,949

Computation of net asset value and offering price
--------------------------------------------------------------------------------------------------------
Net asset value and redemption price of class A shares
   ($756,645,442 divided by 38,971,272 shares)                                                    $19.42
--------------------------------------------------------------------------------------------------------
Offering price per Class A share (100/94.25 of $19.42)*                                           $20.60
--------------------------------------------------------------------------------------------------------
Net asset value and offering price of class B shares
  ($75,309,141 divided by 3,902,809 shares)**                                                     $19.30
--------------------------------------------------------------------------------------------------------
Net asset value and redemption price of class M shares
  ($1,753,366 divided by 90,543 shares)                                                           $19.37
--------------------------------------------------------------------------------------------------------
Offering price per Class M share (100/96.50 of $19.37)*                                           $20.07
--------------------------------------------------------------------------------------------------------
*On single retail sales of less than $50,000. On sales of $50,000 or more and on group sales the offering price is reduced.

** Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

The accompanying notes are an integral part of these financial statements.





Statement of operations
Year Ended October 31, 1995

Investment Income:
-----------------------------------------------------------------------------------
Interest                                                           $     24,460,302
-----------------------------------------------------------------------------------
Dividends (net of foreign tax of $52,164)                                19,885,629
-----------------------------------------------------------------------------------
Total investment income                                                  44,345,931

Expenses:
-----------------------------------------------------------------------------------
Compensation of Manager (Note 2)                                          5,131,646
-----------------------------------------------------------------------------------
Investor servicing and custodian fees (Note 2)                            1,338,469
-----------------------------------------------------------------------------------
Compensation of Trustees (Note 2)                                            24,151
-----------------------------------------------------------------------------------
Distribution fees -- Class A (Note 2)                                     1,805,368
-----------------------------------------------------------------------------------
Distribution fees -- Class B (Note 2)                                       506,776
-----------------------------------------------------------------------------------
Distribution fees -- Class M (Note 2)                                         4,147
-----------------------------------------------------------------------------------
Administrative services (Note 2)                                             15,476
-----------------------------------------------------------------------------------
Auditing                                                                     26,031
-----------------------------------------------------------------------------------
Reports to shareholders                                                      85,976
-----------------------------------------------------------------------------------
Legal                                                                        22,283
-----------------------------------------------------------------------------------
Postage                                                                     117,761
-----------------------------------------------------------------------------------
Registration Fees                                                             5,763
-----------------------------------------------------------------------------------
Other expenses                                                              257,124
-----------------------------------------------------------------------------------
Total expenses                                                            9,340,971
-----------------------------------------------------------------------------------
Expense reduction (Note 2)                                                 (518,578)
-----------------------------------------------------------------------------------
Net expense                                                               8,822,393
-----------------------------------------------------------------------------------
Net investment income                                                    35,523,538
-----------------------------------------------------------------------------------
Net realized gain on investments (Notes 1 and 3)                         31,193,122
-----------------------------------------------------------------------------------
Net unrealized appreciation of investments during the year               37,340,783
-----------------------------------------------------------------------------------
Net gain on investments                                                  68,533,905
-----------------------------------------------------------------------------------
Net increase in net assets resulting from operations                 $  104,057,443
-----------------------------------------------------------------------------------





The accompanying notes are an integral part of these financial statements.




Statement of changes in net assets
                                                                                         Year ended October 31
                                                                             --------------------------------------
                                                                                        1995                  1994
-------------------------------------------------------------------------------------------------------------------
Increase in net assets
-------------------------------------------------------------------------------------------------------------------
Operations:
-------------------------------------------------------------------------------------------------------------------
Net investment income                                                      $      35,523,538     $      29,762,366
-------------------------------------------------------------------------------------------------------------------
Net realized gain on investments                                                  31,193,122            46,186,880
-------------------------------------------------------------------------------------------------------------------
Net unrealized appreciation(depreciation) of investments                          37,340,783           (63,310,458)
-------------------------------------------------------------------------------------------------------------------
Net increase in net assets resulting from operations                             104,057,443            12,638,788
-------------------------------------------------------------------------------------------------------------------
Distributions:
-------------------------------------------------------------------------------------------------------------------
  From net investment income
-------------------------------------------------------------------------------------------------------------------
     Class A                                                                     (36,798,209)          (26,305,107)
-------------------------------------------------------------------------------------------------------------------
     Class B                                                                      (2,264,082)             (686,066)
-------------------------------------------------------------------------------------------------------------------
     Class M                                                                         (28,669)                   --
-------------------------------------------------------------------------------------------------------------------
  From net realized gain on investments
-------------------------------------------------------------------------------------------------------------------
     Class A                                                                     (42,106,385)          (31,369,489)
-------------------------------------------------------------------------------------------------------------------
     Class B                                                                      (2,126,191)             (510,511)
-------------------------------------------------------------------------------------------------------------------
Increase from capital share transactions (Note 4)                                 83,596,336            63,202,221
-------------------------------------------------------------------------------------------------------------------
Total increase in net assets                                                     104,330,243            16,969,836
-------------------------------------------------------------------------------------------------------------------
Net Assets
-------------------------------------------------------------------------------------------------------------------
Beginning of year                                                                729,377,706           712,407,870
-------------------------------------------------------------------------------------------------------------------
End of year (including undistributed net investment
   income of $10,950,119 and $14,316,064, respectively)                    $     833,707,949      $    729,377,706
-------------------------------------------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.








Financial highlights
(For a share outstanding throughout the period)

                                                       March 13, 1995                                  July 15,1993
                                                        (commencement                                  commencement
                                                   of operations ) to                                operations) to
                                                           October 31           Year ended October 31    October 31
                                                                 1995            1995            1994          1993
                                                              Class M                       Class B
-------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                           $17.79          $19.00          $20.35        $19.53
-------------------------------------------------------------------------------------------------------------------
Investment operations
-------------------------------------------------------------------------------------------------------------------
Net investment income                                             .64             .69             .74           .23
-------------------------------------------------------------------------------------------------------------------
Net realized and unrealized gain (loss) on investments           1.64            1.61            (.55)          .82
-------------------------------------------------------------------------------------------------------------------
Total from investment operations                                 2.28            2.30             .19          1.05
-------------------------------------------------------------------------------------------------------------------
Less distributions
-------------------------------------------------------------------------------------------------------------------
From net investment income                                       (.70)           (.84)           (.66)         (.23)
-------------------------------------------------------------------------------------------------------------------
From net realized gain on investments                              --           (1.16)           (.88)           --
-------------------------------------------------------------------------------------------------------------------
Total distributions                                              (.70)          (2.00)          (1.54)         (.23)
-------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                 $19.37          $19.30          $19.00        $20.35
-------------------------------------------------------------------------------------------------------------------
Total investment return at net asset value (%) (a)              12.99(b)        13.54            1.00          5.43(b)
-------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)                       $1,753         $75,309         $31,432        $4,439
-------------------------------------------------------------------------------------------------------------------
Ratio of expenses to average net assets (%)(c)                   1.04(b)         1.91            1.71           .52(b)
-------------------------------------------------------------------------------------------------------------------
Ratio of net investment income to average net assets (%)         2.89(b)         3.92            3.58           .91(b)
-------------------------------------------------------------------------------------------------------------------
Portfolio turnover (%)                                          69.52           69.52           48.37         66.63
-------------------------------------------------------------------------------------------------------------------



Financial highlights (continued)
(For a share outstanding throughout the period)

                                                                                     Year ended October 31
                                                                 1995          1994          1993           1992           1991
-------------------------------------------------------------------------------------------------------------------------------
                                                                                          Class A
-------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                           $19.09        $20.38        $17.60         $15.78         $12.12
-------------------------------------------------------------------------------------------------------------------------------
Investment operations
-------------------------------------------------------------------------------------------------------------------------------
Net investment income                                             .85           .81           .87            .89            .88
-------------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized gain (loss) on investments           1.60          (.46)         2.87           1.89           3.74
-------------------------------------------------------------------------------------------------------------------------------
Total from investment operations                                 2.45           .35          3.74           2.78           4.62
-------------------------------------------------------------------------------------------------------------------------------
Less distributions
-------------------------------------------------------------------------------------------------------------------------------
From net investment income                                       (.96)         (.74)         (.96)          (.96)          (.96)
-------------------------------------------------------------------------------------------------------------------------------
From net realized gain on investments                           (1.16)         (.90)           --             --             --
-------------------------------------------------------------------------------------------------------------------------------
Total distributions                                             (2.12)        (1.64)         (.96)          (.96)          (.96)
-------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                 $19.42        $19.09        $20.38         $17.60         $15.78
-------------------------------------------------------------------------------------------------------------------------------
Total investment return at net asset value (%) (a)              14.38          1.84         21.74          18.16          39.05
-------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)                     $756,645      $697,946      $707,969       $599,866       $570,752
-------------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to average net assets (%)(c)                   1.16           .96           .96           1.11           1.15
-------------------------------------------------------------------------------------------------------------------------------
Ratio of net investment income to average net assets (%)         4.64          4.16          4.55           5.32           6.07
-------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover (%)                                          69.52         48.37         66.63          59.89          78.72
-------------------------------------------------------------------------------------------------------------------------------

(a) Total investment return assumes dividend reinvestment and does not reflect the effect of sales charges.
(b) Not annualized.
(c) The ratio of expenses to average net assets for the period ended October 31, 1995 includes amounts paid through brokerage service and expense offset arrangements. Prior period ratios exclude these amounts (See Note 2)



Notes to financial statements
October 31, 1995

Note 1
Significant accounting policies

The fund is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. The fund seeks current income and capital appreciation by investing primarily in bonds and preferred stocks convertible into common stock with capital preservation as a secondary objective.

The fund offers class A, class B and class M shares. Class A shares are sold with a maximum front-end sales charge of 5.75%. Class B shares do not pay a front-end sales charge, but pay a higher ongoing distribution fee than class A shares, and are subject to a contingent deferred sales charge, if those shares are redeemed within six years of purchase. Class M shares are sold with a maximum front-end sales charge of 3.50% and pay an ongoing distribution fee that is lower than class B shares and higher than class A shares. Expenses of the fund are borne pro-rata by the holders of each class of shares, except that each class bears expenses unique to that class (including the distribution fees applicable to such class). Each class votes as a class only with respect to its own distribution plan or other matters on which a class vote is required by law or determined by the Trustees. Shares of each class would receive their pro-rata share of the net assets of the fund, if the fund were liquidated. In addition, the Trustees declare separate dividends on each class of shares.

The following is a summary of significant accounting policies consistently followed by the fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles.

A) Security valuation Investments for which market quotations are readily available are stated at market value, which is determined using the last reported sale price, or, if no sales are reported -- as in the case of some securities traded over-the-counter -- the last reported bid price, except that U.S. government obligations are stated at the mean between the last reported bid and asked prices. Securities quoted in foreign currencies are translated into U.S. dollars at the current exchange rate. Short-term investments having remaining maturities of 60 days or less are stated at amortized cost, which approximates market value, and other investments are stated at fair value following procedures approved by the Trustees.

B) Joint trading account Pursuant to an exemptive order issued by the Securities and Exchange Commission, the fund may transfer uninvested cash balances into a joint trading account along with the cash of other registered investment companies and certain other accounts managed by Putnam Investment Management, Inc. ("Putnam Management"), the fund's Manager, a wholly-owned subsidiary of Putnam Investments, Inc. These balances may be invested in one or more repurchase agreements and/or short-term money market instruments.

C) Repurchase agreements The fund, or any joint trading account, through its custodian, receives delivery of the underlying securities, the market value of which at the time of purchase is required to be in an amount at least equal to the resale price, including accrued interest. Putnam Management is responsible for determining that the value of these underlying securities is at all times at least equal to the resale price, including accrued interest.

D) Security transactions and related investment income Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Interest income is recorded on the accrual basis and dividend income is recorded on the ex-dividend date, except that certain dividends from foreign securities are recorded as soon as the fund is informed of the ex-dividend date.

Discount on zero coupon bonds, stepped-coupon bonds, and payment in kind bonds is accreted according to the effective yield method.

E) Foreign currency translation The accounting records of the fund are maintained in U.S. dollars. The market value of foreign securities, currency holdings, and other assets and liabilities are recorded in the books and records of the fund after translation to U.S. dollars based on the exchange rates on that day. The cost of each security is determined using historical exchange rates. Income and withholding taxes are translated at prevailing exchange rates when accrued or incurred. The fund does not isolate that portion of realized or unrealized gains or losses resulting from changes in the foreign exchange rate on investments from fluctuations arising from changes in the market prices of the securities. Such fluctuations are included with the net realized and unrealized gain or loss on investments. Net realized gains and losses on foreign currency transactions represent net exchange gains or losses on closed forward currency contracts, disposition of foreign currencies and the difference between the amount of investment income and foreign withholding taxes recorded on the fund's books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized gains and losses on foreign currency transactions arise from changes in the value of open forward currency contracts and assets and liabilities other than investments at the period end, resulting from changes in the exchange rate.

F) Federal taxes It is the policy of the fund to distribute all of its taxable income within the prescribed time and otherwise comply with the provisions of the Internal Revenue Code applicable to regulated investment companies. It is also the intention of the fund to distribute an amount sufficient to avoid imposition of any excise tax under Section 4982 of the Internal Revenue Code of 1986. Therefore, no provision has been made for federal taxes on income or capital gains or unrealized appreciation on securities held and for excise tax on income and capital gains.

G) Distributions to shareholders Distributions to shareholders from net investment income are recorded by the fund on the ex-dividend date. Capital gain distributions, if any, are recorded on the ex-dividend date and paid annually. The amount and character of income and gains to be distributed are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences include treatment of market discount and non-taxable dividends. Reclassifications are made to the fund's capital accounts to reflect income and gains available for distribution (or available capital loss carryovers) under income tax regulations.

For the year ended October 31, 1995, the fund reclassified $201,478 to increase undistributed net investment income and $73,665 to decrease paid-in-capital, with a decrease to accumulated net realized gains of $127,813. The calculation of net investment income per share in the financial highlights table excludes these adjustments.

Note 2
Management fee, administrative services, and other transactions

Compensation of Putnam Investment Management, Inc., the fund's Manager, a wholly-owned subsidiary of Putnam Investments, Inc., for management and investment advisory services is paid quarterly based on the average net assets of the fund for the quarter. Such fee is based on the following annual rates: 0.65% of the first $500 million of average net assets, 0.55% of the next $500 million, 0.50% of the next $500 million and 0.45% of any amount over $1.5 billion, subject, under current law, to reduction, in any year to the extent that expenses (exclusive of brokerage, interest and taxes) of the fund exceed 2.5% of the first $30 million of average net assets, 2.0% of the next $70 million and 1.5% of any amount over $100 million and by the amount of certain brokerage commissions and fees (less expenses) received by affiliates of the Manager on the fund's portfolio transactions.

The fund reimburses Putnam Management for the compensation and related expenses of certain officers of the fund and their staff who provide administrative services to the fund. The aggregate amount of all such reimbursements is determined annually by the Trustees.

Trustees of the fund receive an annual Trustee's fee of $1,530 and an additional fee for each Trustees' meeting attended. Trustees who are not interested persons of Putnam Management and who serve on committees of the Trustees receive additional fees for attendance at certain committee meetings.

During the year ended October 31, 1995, the fund adopted a Trustee Fee Deferral Plan (the "Plan") which allows the Trustees to defer the receipt of all or a portion of Trustees fees payable on or after July 1, 1995. The deferred fees remain in the fund and are invested in the fund or in other Putnam funds until distribution in accordance with the Plan.

Custodial functions for the funds assets are provided by Putnam
Fiduciary Trust Company (PFTC), a subsidiary of Putnam Investments, Inc. Investor servicing agent functions are provided by Putnam Investor Services, a division of PFTC.

For the year ended October 31, 1995, fund expenses were reduced by $518,578 under expense offset and brokerage service arrangements with PFTC. Investor servicing and custodian fees reported in the Statement of operations exclude these credits. The fund could have invested a portion of the assets utilized in connection with the offset arrangement in an income-producing asset if it had not entered into such arrangements.

The fund has adopted distribution plans (the "Plans") with respect to its class A, class B and class M shares pursuant to Rule 12b-1 under the Investment Company Act of 1940. The purpose of the Plans is to compensate Putnam Mutual Funds Corp., a wholly-owned subsidiary of Putnam Investments Inc., for services provided and expenses incurred by it in distributing shares of the fund. The Plans provide for payments by the fund to Putnam Mutual Funds Corp. at an annual rate up to 0.35%, 1.00% and 1.00% of the average net assets attributable to class A, class B and class M shares, respectively. The Trustees have approved payment by the fund at an annual rate of 0.25%, 1.00% and 0.75% of the average net assets attributable to class A, class B and class M shares, respectively.

For the year ended October 31, 1995, Putnam Mutual Funds Corp., acting as underwriter received net commissions of $195,008 and $4,391 from the sale of class A and class M shares, respectively and received $82,202 in contingent deferred sales charges from redemptions of class B shares. A deferred sales charge of up to 1% is assessed on certain redemptions of class A shares. For the year ended October 31, 1995, Putnam Mutual Funds Corp., acting as underwriter received $1,008 on class A redemptions.

Note 3
Purchases and sales of securities

During the year ended October 31, 1995, purchases and sales of investment securities other than U.S. government obligations and short-term investments aggregated $535,616,857 and $497,333,740, respectively. There were no purchases or sales of U.S. government obligations during the year. In determining the net gain or loss on securities sold, the cost of securities has been determined on the identified cost basis.

Note 4
Capital shares

At October 31, 1995, there was an unlimited number of shares of beneficial interest authorized.

                       Year ended October 31, 1995
Class A                  Shares           Amount
----------------------------------------------------
Shares sold            4,766,671        $87,884,467
----------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions          3,881,585         68,270,063
----------------------------------------------------
                       8,648,256        156,154,530

Shares
repurchased           (6,229,598)      (116,013,292)
----------------------------------------------------
Net increase           2,418,658        $40,141,238
----------------------------------------------------

                       Year ended October 31, 1994
Class A                  Shares           Amount
----------------------------------------------------
Shares sold            4,188,443        $81,687,225
----------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions          2,532,365         48,925,153
----------------------------------------------------
                       6,720,808        130,612,378

Shares
repurchased           (4,900,211)       (95,396,464)
----------------------------------------------------
Net increase           1,820,597        $35,215,914
----------------------------------------------------

                      Year ended October 31, 1995
Class B                 Shares           Amount
----------------------------------------------------
Shares sold            2,743,660        $51,118,308
----------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions            188,683          3,340,889
----------------------------------------------------
                       2,932,343         54,459,197

Shares
repurchased             (683,424)       (12,747,189)
----------------------------------------------------
Net increase           2,248,919        $41,712,008
----------------------------------------------------

                      Year ended October 31, 1994
Class B                 Shares           Amount
----------------------------------------------------
Shares sold            1,817,330        $35,252,070
----------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions             46,690            896,897
----------------------------------------------------
                       1,864,020         36,148,967

Shares
repurchased             (428,280)        (8,162,660)
----------------------------------------------------
Net increase           1,435,740        $27,986,307
----------------------------------------------------

                             March 13, 1995
                            (commencement of
                              operations) to
                             October 31, 1995
Class M                 Shares           Amount
----------------------------------------------------
Shares sold              115,560         $2,231,842
----------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions              1,279             24,919
----------------------------------------------------
                         116,839          2,256,761
----------------------------------------------------
Shares
repurchased              (26,296)          (513,671)
----------------------------------------------------
Net increase              90,543         $1,743,090
----------------------------------------------------

Our commitment to quality service

* CHOOSE AWARD-WINNING SERVICE.

Putnam Investor Services has won the DALBAR Quality Tested Service Seal for the past five years. In 1994, over 80,000 tests of 55 shareholder service components demonstrated that Putnam outperformed the industry standard in every category.

* HELP YOUR INVESTMENT GROW.

Set up a systematic program for investing with as little as $25 a month from a Putnam money market fund or from your checking or savings account.*

* SWITCH FUNDS EASILY.

You can move money from one account to another with the same class of shares without a service charge. (This privilege is subject to change or termination.)

* ACCESS YOUR MONEY QUICKLY.

You can get checks sent regularly or redeem shares any business day at the then-current net asset value, which may be more or less than the original cost of the shares.

For details about any of these or other services, contact your financial advisor or call the toll-free number shown below and speak with a helpful Putnam representative.

* To make an additional investment in this or any other Putnam fund, contact your financial advisor or call our toll-free number: 1-800-225-1581.

*Regular investing of course, does not guarantee a profit or protect against a loss in a declining market.

Federal tax information
(Unaudited)

Pursuant to Section 852 of the Internal Revenue Code, the fund hereby designates $0.87 per share (or if different, the amount necessary to offset net capital gain earned by the fund) for all share classes as capital gain dividends for its taxable year ended October 31, 1995.

The fund has designated 41.66% of the distributions from net investment income as qualifying for the dividends received deductions for corporations.

The Form 1099 you receive in January 1996 will show the tax status of all distributions paid to your account in calendar 1995.

Fund information

INVESTMENT MANAGER

Putnam Investment
Management, Inc.
One Post Office Square
Boston, MA 02109

MARKETING SERVICES

Putnam Mutual Funds Corp.
One Post Office Square
Boston, MA 02109

CUSTODIAN

Putnam Fiduciary Trust Company

LEGAL COUNSEL

Ropes & Gray

INDEPENDENT ACCOUNTANTS

Coopers & Lybrand L.L.P.

TRUSTEES

George Putnam, Chairman
William F. Pounds, Vice Chairman
Jameson Adkins Baxter
Hans H. Estin
John A. Hill
Elizabeth T. Kennan
Lawrence J. Lasser
Robert E. Patterson
Donald S. Perkins
George Putnam, III
Eli Shapiro
A.J.C. Smith
W. Nicholas Thorndike

OFFICERS

George Putnam
President

Charles E. Porter
Executive Vice President

Patricia C. Flaherty
Senior Vice President

Lawrence J. Lasser
Vice President

Gordon H. Silver
Vice President

Peter Carman
Vice President

Brett C. Browchuk
Vice President

Thomas V. Reilly
Vice President

Hugh H. Mullin
Vice President and Fund Manager

Charles G. Pohl
Vice President and Fund Manager

William N. Shiebler
Vice President

John R. Verani
Vice President

Paul M. O'Neil
Vice President

John D. Hughes
Vice President and Treasurer

Beverly Marcus
Clerk and Assistant Treasurer

This report is for the information of shareholders of Putnam Convertible Income-Growth Trust. It may also be used as sales literature when preceded or accompanied by the current prospectus, which gives details of sales charges, investment objectives, and operating policies of the fund, and the most recent copy of Putnam's Quarterly Performance Summary. For more information, or to request a prospectus, call toll free: 1-800-225-1581.

Shares of mutual funds are not deposits or obligations of, or guaranteed or endorsed by, any financial institution, are not insured by the Federal Deposit Insurance Corporation (FDIC), the Federal Reserve Board or any other agency, and involve risk, including the possible loss of principal amount invested.

[Logo: Putnam Investments]

The Putnam Funds
One Post Office Square
Boston Massachusetts, 02109

Bulk Rate
U.S. Postage
PAID
Putnam
Investments

21696-008/223/920   12/95